Investments in infrastructure projects (Tables)	12 Months Ended
Dec. 31, 2024
Investment in infrastructure projects [Abstract]
Disclosure of intangible asset model [Table Text Block]

(Million euro)	BALANCE AT 01/01/2024	TOTAL ADDITIONS	FOREIGN EXCHANGE EFFECT	BALANCE AT 12/31/2024
Spanish toll roads	721	3	—	724
US toll roads	12,823	76	858	13,757
Other toll roads	4	—	—	4
Toll road investment	13,549	79	858	14,485
Accumulated depreciation	(834)	(209)	(46)	(1,089)
Net investment in toll roads	12,715	(130)	812	13,396
Investment in other infrastructure projects	650	—	—	650
Depreciation of other infrastructure projects	(34)	(24)	—	(58)
Total net investment in other infrastructure projects	616	(24)	—	592
TOTAL INVESTMENT	14,199	79	858	15,135
TOTAL DEPRECIATION AND PROVISION	(867)	(233)	(46)	(1,146)
TOTAL NET INVESTMENT	13,333	(154)	812	13,989

(Million euro)	BALANCE AT 01/01/2023	TOTAL ADDITIONS	TOTAL DISPOSALS	FOREIGN EXCHANGE EFFECT	CONSOLIDATION SCOPE CHANGES AND TRANSFERS	BALANCE AT 12/31/2023
Spanish toll roads	714	7	—	—	—	721
US toll roads	12,547	670	(1)	(393)	—	12,823
Other toll roads	391	—	—	—	(387)	4
Toll road investment	13,653	677	(1)	(393)	(387)	13,549
Accumulated depreciation/amortization	(781)	(201)	—	16	132	(834)
Net investment in toll roads	12,872	476	(1)	(377)	(255)	12,715
Investment in other infrastructure projects	632	18	—	—	—	650
Depreciation/amortization of other infrastructure projects	—	(34)	—	—	—	(34)
Total net investment in other infrastructure projects	632	(16)	—	—	—	616
TOTAL INVESTMENT	14,285	695	(1)	(393)	(387)	14,199
TOTAL DEPRECIATION/AMORTIZATION AND PROVISION	(781)	(235)	—	17	132	(867)
TOTAL NET INVESTMENT	13,504	460	(1)	(376)	(255)	13,333

Disclosure of financial assets from financial asset model concessions [Table Text Block]

(Million euro)	INFRASTRUCTURE PROJECT RECEIVABLES 2024	INFRASTRUCTURE PROJECT RECEIVABLES 2023
OPENING BALANCE	162	163
Additions	6	9
Disposals	(14)	(12)
Foreign exchange effect	3	2
YEAR-END BALANCE	158	162
Note: Balances net of provisions
Disclosure of financial assets from financial asset by concession operator [Table Text Block]

	BALANCES AT 12/31/2024
CONCESSION OPERATOR (Million euro)	LONG-TERM RECEIVABLES	SHORT-TERM RECEIVABLES	TOTAL
Concesionaria de Prisiones Lledoners	49	3	52
Depusa Aragón	21	1	22
Budimex Parking Wrocław	11	—	11
CONSTRUCTION	81	4	85
UK Waste Treatment (Thalia)	77	—	77
UK WASTE TREATMENT	77	—	77
GROUP TOTAL	158	4	162

	BALANCES AT 12/31/2023
CONCESSION OPERATOR (Million euro)	LONG-TERM RECEIVABLES	SHORT-TERM RECEIVABLES	TOTAL
Concesionaria de Prisiones Lledoners	52	3	55
Depusa Aragón	22	1	23
Budimex Parking Wrocław	11	—	11
CONSTRUCTION	85	4	89
UK Waste Treatment (Thalia)	77	—	77
UK WASTE TREATMENT	77	—	77
GROUP TOTAL	162	4	166